COMMITMENT AND CONTINGENCIES - Schedule of Future Minimum Payments (Q1) (Details) - Gulfstream G-280 - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Purchase Commitment [Line Items]
2024	$ 18,500	$ 24,500
2025	15,500	15,500
Total expected contractual payments	$ 34,000	$ 40,000	$ 79,000